Income Taxes (Details) - Schedule of income tax (credit) expense - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax:
Deferred tax	$ (158)	$ 198
Total	(146)	209	(26)
Hong Kong [Member]
Current tax:
Current tax	5	11	4
(Over)/under provision in prior year	7		(30)
China [Member]
Current tax:
Current tax
Myanmar [Member]
Current tax:
Current tax